Debt - Schedule of ABS Notes Transactions (Details)		3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,510,000,000	$ 1,510,000,000
Asset Backed Notes
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,122,000,000	$ 1,122,000,000
A-1a Senior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.93%	2.93%
Expected Weighted-average Life to Maturity	2 years 6 months
Principal Amount Issued	$ 900,000,000	$ 900,000,000
A-1b Senior floating rate class notes | Asset Backed Notes
Debt Instrument [Line Items]
Expected Weighted-average Life to Maturity	2 years 6 months
Principal Amount Issued	$ 100,000,000	$ 100,000,000
Debt effective rate	2.495%	2.495%
B Junior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.02%	3.02%
Expected Weighted-average Life to Maturity	3 years 2 months 19 days
Principal Amount Issued	$ 69,000,000	$ 69,000,000
C Junior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.22%	3.22%
Expected Weighted-average Life to Maturity	3 years 4 months 24 days
Principal Amount Issued	$ 53,000,000	$ 53,000,000
London Interbank Offered Rate (LIBOR) | A-1b Senior floating rate class notes | Asset Backed Notes
Debt Instrument [Line Items]
Basis spread on variable rate		0.33%